Property and equipment, net	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Furniture and fixtures	$41,092	$38,863
Computers, equipment, and software	4,361	4,024
Internal-use software	7,023	7,232
Leasehold improvements	179	222
Property and equipment	52,655	50,341
Less accumulated depreciation	(28,451)	(20,239)
Property and equipment, net	$24,204	$30,102
Depreciation and amortization expense for the years ended December 31, 2020 and 2019 was $17.0 million and $11.2 million, respectively. For the year ended December 31, 2020, Sonder disposed $12.7 million of property and equipment and likewise removed previously recognized accumulated depreciation of $8.8 million as result of the COVID-19 pandemic. Sonder recognized $3.8 million in loss on the disposal of which $3.5 million was recorded in operations and support and $0.3 million was recorded general and administrative in Sonder’s consolidated statement of operations and comprehensive loss. Disposals of property and equipment were not material during the year ended December 31, 2019.